FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES - Remaining contractual life of the derivatives portfolio (Details) - COP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Derivative financial assets	$ 6,252,270	$ 4,961,237
Derivative financial liabilities	6,710,364	4,737,454
Derivative financial instruments
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Derivative financial assets	6,252,270	4,961,237
Derivative financial liabilities	6,710,364	4,737,454
Derivative financial instruments | Less than 1 year
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Derivative financial assets	5,013,845	2,400,622
Derivative financial liabilities	4,991,454	2,224,928
Derivative financial instruments | Between 1 and 3 years
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Derivative financial assets	740,169	1,401,689
Derivative financial liabilities	1,176,348	1,180,675
Derivative financial instruments | Greater than 3 years
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Derivative financial assets	498,256	1,158,926
Derivative financial liabilities	542,562	1,331,851
Forwards
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Derivative financial assets	4,384,921	1,579,471
Derivative financial liabilities	4,536,834	1,718,847
Forwards | Less than 1 year
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Derivative financial assets	4,235,981	1,432,022
Derivative financial liabilities	4,419,918	1,642,706
Forwards | Between 1 and 3 years
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Derivative financial assets	147,826	147,449
Derivative financial liabilities	116,916	76,141
Forwards | Greater than 3 years
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Derivative financial assets	1,114
Swaps
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Derivative financial assets	1,656,761	3,260,459
Derivative financial liabilities	1,940,943	2,925,699
Swaps | Less than 1 year
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Derivative financial assets	642,305	860,281
Derivative financial liabilities	419,251	501,368
Swaps | Between 1 and 3 years
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Derivative financial assets	517,314	1,241,252
Derivative financial liabilities	979,130	1,092,480
Swaps | Greater than 3 years
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Derivative financial assets	497,142	1,158,926
Derivative financial liabilities	542,562	1,331,851
Options
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Derivative financial assets	210,588	121,307
Derivative financial liabilities	232,587	92,908
Options | Less than 1 year
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Derivative financial assets	135,559	108,319
Derivative financial liabilities	152,285	80,854
Options | Between 1 and 3 years
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Derivative financial assets	75,029	12,988
Derivative financial liabilities	$ 80,302	$ 12,054